BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the “Fund”)

Supplement dated August 12, 2013

to the Prospectus and Statement of Additional Information of the Fund

Effective immediately, the following changes are made to the Fund’s Prospectus:

The fourth paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts about BlackRock U.S. Government Bond Portfolio — Principal Investment Strategies of the Fund” is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The third paragraph in the section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:

With respect to the GNMA Portfolio and U.S. Government Bond Portfolio (except for non-dollar denominated bonds held by the U.S. Government Bond Portfolio), if a security’s rating falls below the highest rating category, the management team will decide whether to continue to hold the security. With respect to non-dollar denominated bonds held by the U.S. Government Bond Portfolio, if a security’s rating falls below investment grade, the management team will decide whether to continue to hold the security.

The fourth paragraph in the section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — U.S. Government Bond Portfolio — Principal Investment Strategies” is amended to add the following:

Non-dollar denominated bonds purchased by the Fund are, at the time of purchase, rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as “investment grade” securities.

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” with respect to the Fund is amended to reflect that the Fund may invest in Inflation-Indexed Bonds, as follows:

Inflation-Indexed Bonds	X

Shareholders should retain this Supplement for future reference.

PRO-BD7-0813SUP